TYPE					FORM 13F
PERIOD				09/30/01
FILER
	CIK				0001132217
	CCC				#grmw4ma

FILER
SROS					NONE
	 NAME				STEPHANIE KATAYAMA
	 PHONE			808-525-5120
	 TYPE				13F-NT
	 DESCRIPTION		FORM 13F NOTICE

UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C.   20549

					FORM 13NT

					FORM 13F-NT COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment  [ ];  Amendment Number:

This Amendment  (Check only one.):     [ ] is a restatement.
			             	   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bishop Street Capital Management Corp.
Address:	999 Bishop Street
		Suite 1003
		Honolulu, HI  96813

13F File Number:	028-06531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Stephanie Katayama
Title:	Compliance & Information Director
Phone:	808-525-5120
Signature, Place, and Date of signing:
	Stephanie Katayama  		Honolulu, Hawaii	October 30, 2001
Report Type (Check only one.):
[ ]		13F HOLDINGS REPORT.
[x]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-04029			First Hawaiian Bank

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